UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-7540
                 ----------------------------------------------

                       GLOBAL HIGH INCOME DOLLAR FUND INC.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Amy R. Doberman, Esq.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401


        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: October 31, 2003

Date of reporting period: April 30, 2003

Item 1.  Reports to Stockholders.

[Logo]
USB Global Asset Management

Global High Income Dollar Fund Inc.

Semiannual Report

April 30, 2003

Global High Income Dollar Fund Inc.

June 16, 2003

[Sidebar]
--------------------------------------------------------------------------------
Global High Income
Dollar Fund Inc.

Investment Goal:

Primarily, high level of current income; secondarily, capital appreciation.


Portfolio Manager:

Stuart Waugh
UBS Global Asset Management (US) Inc.


Commencement:

October 8, 1993


NYSE Symbol:

GHI


Dividend Payments:

Monthly
--------------------------------------------------------------------------------

Dear Shareholder,

We present you with the semiannual report for Global High Income Dollar Fund for the six months ended April 30, 2003.

An Interview with Portfolio Manager Stuart Waugh

Q. How did Global High Income Dollar Fund perform during the six month period ended April 30, 2003?

A. For the six-month period, emerging market debt as measured by the JP Morgan Emerging Market Bond Index--Global (EMBI--G) returned 19.43%. For comparison purposes, emerging market debt outperformed government bonds in developed markets, which returned 3.18% as measured by the SSB World Government Bond Index (WGBI) on a currency-hedged basis measured in US dollars. The Fund's net asset value return was 17.89% over the period, versus a median return of 28.17% for its Lipper Emerging Market Debt Funds peer group. (For more on the Fund's performance, please refer to "Performance At A Glance" on page 5.) The Fund did not use leverage during the six-month period. Leverage magnifies returns on the upside and on the downside, and can widen dispersions of returns within the peer group.

Q. How would you characterize developments in the emerging debt market over the period?

A. Almost all bonds within the sector generated positive returns over the period, because interest rates fell and demand was strong as investors were drawn to the yield premiums offered by emerging market debt. Fears that military action in Iraq and, subsequently, higher risk aversion, would produce a sell-off in the emerging debt markets did not come to pass. Generally, sector spreads continued to tighten throughout the conflict. Low interest rates in developed


--------------------------------------------------------------------------------

Global High Income Dollar Fund Inc.


     markets and, anecdotal evidence suggests, new money flows, have driven valuations in ostensibly stable credits like Russia and Mexico to the higher end of their historic ranges, and supported massive appreciation in Brazilian debt. Overall, the best performance came from lower rated Latin credits in countries such as Brazil, Argentina, Colombia, Ecuador and Peru. Nigerian and Lebanese debt also generated strong returns. On the other hand, investment grade credits such as Mexico and Malaysia lagged the overall market.

Q. What were some of the factors that led to the Fund's underperformance versus the EMBI--G over the six-month period?

A. In general, the Fund had less exposure to lower-rated credits than the EMBI--G over the six months, and no exposure to Uruguay, Nigeria or Lebanon. Another influence on the Fund's relative performance was its underweight position in Brazilian debt early in the six-month period. Another drag on performance relative to the EMBI--G was the Fund's modest cash balance, which diluted performance in a period when the prices in almost all sectors of the fixed income market rose. Offsetting these influences to some extent was the Fund's overweight position in long-dated Russian debt, which contributed positively to relative performance.

Q.   Can you explain the Fund's positioning in Brazil in more detail?

A. In the Fund's annual report dated October 31, 2002, we explained that we had increased the portfolio's exposure to Brazil because of what we perceived to be excessive negativity toward its debt markets in anticipation of a PT (Worker's Party) election victory in October. However, we had maintained an underweight versus the Index. We increased the Fund's position in Brazil during the first quarter of 2003, thereby eliminating the Fund's underweight to that country. Its exposure is now approximately equal to the weighting in the EMBI--G.

     Since the election, Brazil has successfully re-financed maturing domestic debt maturities, and the economic team appointed by President Lula has demonstrated credible policy goals. Yet, fiscal and social security reform is critical to Brazil's solvency long-term, and implementation of these policies remains a risk.

     We made the decision to increase exposure to Brazil because we thought sector inflows would drive Brazilian debt prices significantly higher prior to actual passage of the reform legislation. We will monitor the legislative progress of government reform proposals in these areas very closely.


--------------------------------------------------------------------------------
2

Global High Income Dollar Fund Inc.


Q. Can you highlight some of the most important strategic transactions that occurred over the period?

A. Activity was high during the six-month period. In general, we reduced holdings where we thought yield spreads had narrowed enough (for example, Pemex Finance, Bulgaria) or didn't compensate for increasing risk (Korea and the Philippines), and increased exposure to Latin credits, primarily in the BB sector, whose valuations we thought would benefit from increasing stability in Brazil. As things turned out in the extremely bullish environment that prevailed over the period, just about everything we bought traded up, but so did almost everything we sold. We added Mexican peso-denominated Bonos (government bonds) to the Fund on several occasions over the period. We think the Banco de Mexico's monetary policy will likely support a stable peso, and consequently regard Bonos yields as attractive relative to yields on dollar-denominated Mexican global bonds.

Q.   What is your outlook for emerging market debt in the coming months?

A. Ironically, the end of the military combat in Iraq may bring about a rise in risk for certain emerging market countries. The recent decline in oil prices reflects the possibility that whichever authority governs Iraq will sharply increase oil production to pay for the cost of rebuilding the country. Lower oil prices may benefit emerging market economies--such as Poland and the Philippines--that import oil. However, in oil exporting countries (which comprise roughly half of the market capitalization of the EMBI--G), falling oil prices may create balance of payments problems and negatively impact fiscal balances. In particular, Mexico, Venezuela and Ecuador could be adversely affected, since they rely heavily on taxes on oil production.

     Another risk to the global bond markets could occur if the end of the war triggers a rebound in the equity markets and a resurgence in overall business activity. Overall, the emerging debt markets have benefited from low interest rates, moderate economic growth, weak stock market returns and high oil prices. However, a reversal of one or more of these trends may sap some of the recent enthusiasm towards the sector.

     In summary, the outlook for the global bond markets is mixed. Low interest rates and strong demand have buoyed the markets. If credit fundamentals improve, there's no reason to expect a sudden reversal of the strong demand we've seen. However, in the past, higher credit valuations have proved vulnerable to overly optimistic assumptions and yield-driven buying.


--------------------------------------------------------------------------------

Global High Income Dollar Fund Inc.


     The greatest risks, of course, are likely to be the ones we cannot or do not foresee. For this reason, we will always try to emphasize diversification to the extent consistent with the Fund's income objective and the limited number of credits comprising the emerging market sector itself.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS funds,* please contact your financial advisor or visit us at www.ubs.com.

Sincerely,

[Signature of Joseph A. Varnas]

Joseph A. Varnas
President
Global High Income Dollar Fund Inc.
Head of Product, Technology and Operations
UBS Global Asset Management (US) Inc.

[Signature of Stuart Waugh]

Stuart Waugh
Portfolio Manager
Global High Income Dollar Fund Inc.
Executive Director
UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended April 30, 2003, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.



* Mutual funds are sold by prospectus only. The prospectus for a fund contains more complete information regarding risks, charges and expenses, and should be read carefully before investing.

--------------------------------------------------------------------------------
4

Global High Income Dollar Fund Inc.

Performance At A Glance

Average Annual Returns for Periods Ended 4/30/03
--------------------------------------------------------------
Net Asset Value Returns*         Fund         Lipper Median**
--------------------------------------------------------------
6 months                         17.89%       28.17%
1 year                           19.18        21.36
5 years                          10.81         9.88
Inception|SD                     11.06        11.46
--------------------------------------------------------------

Market Price Returns*            Fund         Lipper Median**
--------------------------------------------------------------
6 months                         22.76%       32.90%
1 year                           20.64        18.94
5 years                          16.02        10.89
Inception|SD                     12.54        11.87
--------------------------------------------------------------

|SD Inception for the Fund is October 8, 1993. Inception returns for the Lipper Emerging Market Debt Funds Median are shown as of the nearest month-end to the Fund's inception: September 30, 1993.
* Past performance does not predict future performance. The return and value of an investment will fluctuate, so that an investor's shares, when sold, may be worth more or less than their original cost. NAV return assumes, for illustration only, that distributions were reinvested at the net asset value on the distribution dates. NAV and market returns for periods of one year or less have not been annualized.
** Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the Lipper Emerging Markets Debt Funds Median peer group.


--------------------------------------------------------------------------------

Global High Income Dollar Fund Inc.

Portfolio Statistics

Characteristics*              4/30/03                            10/31/02                             4/30/02
================================================================================================================
Net Asset Value               $ 15.79                            $ 14.14                              $ 14.78
----------------------------------------------------------------------------------------------------------------
Market Price                  $ 16.15                            $ 13.87                              $ 14.91
----------------------------------------------------------------------------------------------------------------
12-Month Dividends/
 Distributions                $1.5874                            $1.5782                              $1.5940
----------------------------------------------------------------------------------------------------------------
Dividend/Distribution
 at Period-End                $0.1403                            $0.1280                              $0.1358
----------------------------------------------------------------------------------------------------------------
Net Assets (mm)               $ 306.9                            $ 275.0                              $ 287.3
----------------------------------------------------------------------------------------------------------------

Currency Exposure**           4/30/03                            10/31/02                             4/30/02
================================================================================================================
U.S. Dollar Denominated          97.9%                              96.1%                                96.8%
----------------------------------------------------------------------------------------------------------------
Foreign Denominated               2.1                                3.9                                  3.2
================================================================================================================
Total                           100.0%                             100.0%                               100.0%
================================================================================================================

Top 10 Countries
(excluding U.S.)**            4/30/03                            10/31/02                             4/30/02
================================================================================================================
Russia                           20.0%    Russia                    19.5%     Russia                     17.2%
----------------------------------------------------------------------------------------------------------------
Brazil                           17.6     Mexico                    16.7      Mexico                     15.3
----------------------------------------------------------------------------------------------------------------
Mexico                           14.8     Brazil                     9.0      Brazil                      9.2
----------------------------------------------------------------------------------------------------------------
Malaysia                          4.3     Philippines                5.0      Philippines                 5.9
----------------------------------------------------------------------------------------------------------------
Venezuela                         4.0     Venezuela                  4.9      Venezuela                   5.6
----------------------------------------------------------------------------------------------------------------
Trinidad & Tobago                 3.8     Korea                      4.7      Korea                       4.9
----------------------------------------------------------------------------------------------------------------
Peru                              3.6     Malaysia                   4.6      Trinidad & Tobago           3.7
----------------------------------------------------------------------------------------------------------------
Columbia                          3.2     Hungary                    3.9      Peru                        3.6
----------------------------------------------------------------------------------------------------------------
Panama                            3.0     Trinidad & Tobago          3.2      Hungary                     3.1
----------------------------------------------------------------------------------------------------------------
Philippines                       2.4     Panama                     2.8      Malaysia                    2.6
================================================================================================================
Total                            76.7%                              74.3%                                71.1%
================================================================================================================

Credit Quality**              4/30/03                            10/31/02                             4/30/02
================================================================================================================
A1/P1                             6.6%                              10.2%                                 8.5%
----------------------------------------------------------------------------------------------------------------
A                                 4.1                                3.9                                  4.7
----------------------------------------------------------------------------------------------------------------
BBB                              23.6                               32.0                                 28.0
----------------------------------------------------------------------------------------------------------------
BB                               33.7                               29.1                                 15.1
----------------------------------------------------------------------------------------------------------------
B                                18.9                               16.5                                 36.9
----------------------------------------------------------------------------------------------------------------
CCC                               7.4                                1.7                                  1.6
----------------------------------------------------------------------------------------------------------------
CC                                 --                                2.1                                   --
----------------------------------------------------------------------------------------------------------------
Selective Default                 1.9                                 --                                  2.4
----------------------------------------------------------------------------------------------------------------
Non-Rated                         2.5                                3.1                                  2.8
----------------------------------------------------------------------------------------------------------------
Net Receivable                    1.3                                1.4                                   --
================================================================================================================
Total                           100.0%                             100.0%                               100.0%
================================================================================================================

 *   Prices and other characteristics will vary over time.
** Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.
Past performance is no guarantee of future results. The value of an investment will fluctuate, so that an investor's shares, when sold, may be worth more or less than their original cost.


--------------------------------------------------------------------------------
6

Global High Income Dollar Fund Inc.

Portfolio of Investments -- April 30, 2003 (unaudited)

Principal
  Amount                                              Maturity       Interest
  (000)*                                               Dates          Rates         Value
=============================================================================================
Long-Term Debt Securities--92.06%
=============================================================================================
Algeria--1.72%
       $5,674  The People's Democratic Republic of
                 Algeria Loan Participation, Tranche
                 3 (JP Morgan Chase Bank) (1)(2)      03/04/10         2.188%+    $5,276,526
=============================================================================================
Argentina--1.93%
       13,333  Republic of Argentina (3)              06/19/31        12.000       3,566,634
---------------------------------------------------------------------------------------------
        5,000  Republic of Argentina, PAR (3)         03/31/23         6.000       2,350,000
---------------------------------------------------------------------------------------------
                                                                                   5,916,634
=============================================================================================
Brazil--17.57%
                                                      04/15/24 to      8.875 to
       31,000  Federal Republic of Brazil             08/17/40        11.000      25,824,200
---------------------------------------------------------------------------------------------
       16,316  Federal Republic of Brazil, C          04/15/14         8.000      14,378,636
---------------------------------------------------------------------------------------------
        5,000  Federal Republic of Brazil, DCB        04/15/12         2.188+      3,709,375
---------------------------------------------------------------------------------------------
        6,800  Federal Republic of Brazil, DISC       04/15/24         2.125+      4,896,000
---------------------------------------------------------------------------------------------
        1,440  Federal Republic of Brazil, EI         04/15/06         2.125+      1,346,400
---------------------------------------------------------------------------------------------
        1,553  Federal Republic of Brazil, NMB        04/15/09         2.188+      1,296,706
---------------------------------------------------------------------------------------------
        3,200  Federal Republic of Brazil, PAR        04/15/24         6.000       2,472,000
---------------------------------------------------------------------------------------------
                                                                                  53,923,317
=============================================================================================
Chile--0.35%
        1,000  Codelco, Inc.                          11/30/12         6.375       1,067,379
=============================================================================================
Colombia--3.17%
                                                      01/23/12 to     10.000 to
        8,550  Republic of Colombia                   02/25/20        11.750       9,718,750
=============================================================================================
Ecuador--1.12%
        5,500  Republic of Ecuador                    08/15/30         6.000++     3,426,500
=============================================================================================
El Salvador--1.58%
        4,550  Republic of El Salvador                01/24/23         7.750       4,845,750
=============================================================================================
Hungary--1.75%
                                                      10/12/04 to      7.000 to
HUF 1,155,100  Republic of Hungary                    08/12/05         8.500       5,364,252
=============================================================================================
Indonesia--2.35%
      $12,000  Republic of Indonesia 1995 Loan
                 Participation (Deutsche Bank AG,
                 Singapore Branch) (1)(2)             12/14/19         2.139+      7,200,000
=============================================================================================
Korea--1.25%
        3,160  Republic of Korea                      04/15/08         8.875       3,851,201
=============================================================================================
Malaysia--4.26%
                                                      10/18/06 to      7.125 to
       11,976  Petroliam Nasional Berhad              10/15/26         7.625      13,075,144
=============================================================================================
Mexico--14.84%
        2,500  Mexican Multi Year Refinancing Loan
                 Participation (Citigroup Financial
                 Products, Inc.) (1)(2)               03/20/05         2.937+      2,489,127
---------------------------------------------------------------------------------------------
                                                      02/17/09 to      8.125 to
       20,172  United Mexican States                  08/15/31        11.500      25,713,030
---------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Global High Income Dollar Fund Inc.

Portfolio of Investments -- April 30, 2003 (unaudited)

Principal
  Amount                                              Maturity       Interest
  (000)*                                               Dates          Rates         Value
=============================================================================================
Long-Term Debt Securities--(continued)
============================================================================================
Mexico--(concluded)
                                                      05/15/07 to      8.020 to
       $1,920  PEMEX Finance Ltd.                     08/17/17        10.610%     $2,348,963
---------------------------------------------------------------------------------------------
                                                      02/15/07 to      8.450 to
        5,320  PEMEX Finance Ltd. (2)                 11/15/18         9.150       6,161,015
---------------------------------------------------------------------------------------------
        2,500  PEMEX Project Funding Master Trust     02/01/22         8.625       2,806,250
---------------------------------------------------------------------------------------------
                                                      03/08/07 to      9.500 to
   MXN 58,190  United Mexican States                  07/14/11        10.500       6,040,304
---------------------------------------------------------------------------------------------
                                                                                  45,558,689
============================================================================================
Panama--3.01%
                                                      04/22/08 to      8.250 to
       $6,675  Republic of Panama                     01/16/23         9.375       7,209,000
---------------------------------------------------------------------------------------------
        2,425  Republic of Panama, PDI                07/17/16         2.250+      2,042,957
---------------------------------------------------------------------------------------------
                                                                                   9,251,957
============================================================================================
Peru--3.55%
        4,300  Republic of Peru                       02/06/15         9.875       4,816,000
---------------------------------------------------------------------------------------------
        7,280  Republic of Peru, FLIRB                03/07/17         4.500++     6,078,800
---------------------------------------------------------------------------------------------
                                                                                  10,894,800
============================================================================================
Philippines--2.35%
        6,935  Republic of Philippines                01/15/19         9.875       7,212,400
============================================================================================
Qatar--1.30%
        3,002  State of Qatar                         06/15/30         9.750       4,007,670
============================================================================================
Russia--20.00%
                                                      07/24/05 to      8.250 to
       19,294  Russian Federation                     03/31/10        10.000      21,978,021
---------------------------------------------------------------------------------------------
       43,624  Russian Federation                     03/31/30         5.000++    39,397,554
---------------------------------------------------------------------------------------------
                                                                                  61,375,575
============================================================================================
Trinidad & Tobago--3.79%
                                                      10/03/04 to      8.000 to
        4,430  Republic of Trinidad & Tobago (2)      12/19/06        11.750       5,075,225
---------------------------------------------------------------------------------------------
                                                      10/01/09 to      9.750 to
        5,200  Republic of Trinidad & Tobago          07/01/20         9.875       6,552,000
---------------------------------------------------------------------------------------------
                                                                                  11,627,225
============================================================================================
Tunisia--0.81%
        2,250  Banque Centrale de Tunisie             04/25/12         7.375       2,497,500
============================================================================================
Turkey--0.79%
        2,410  Republic of Turkey                     01/15/30        11.875       2,440,125
============================================================================================
Ukraine--0.55%
        1,493  Republic of Ukraine                    03/15/07        11.000       1,676,274
============================================================================================
Venezuela--4.02%
                                                      08/15/18 to      9.250 to
        9,081  Republic of Venezuela                  09/15/27        13.625       6,247,028
---------------------------------------------------------------------------------------------
        8,095  Republic of Venezuela, DCB             12/18/07         2.313+      6,081,548
---------------------------------------------------------------------------------------------
                                                                                  12,328,576
============================================================================================
Total Long-Term Debt Securities (cost--$240,079,518)                             282,536,244
============================================================================================


--------------------------------------------------------------------------------
8

Global High Income Dollar Fund Inc.

Portfolio of Investments -- April 30, 2003 (unaudited)

 Number
of Rights
  (000)                                                                             Value
============================================================================================
Rights--0.03%
============================================================================================
Mexico--0.03%
       21,735  United Mexican States Value Recovery Rights, Series A-E,
                 Expiration Dates 06/30/03-06/30/07 (4)                              $73,745
============================================================================================
Venezuela--0.00%
  27           Venezuela Oil Indexed Payment Obligations,
                 Expiration Date 04/15/20 (4)                                              0
============================================================================================
Total Rights (cost--$0)                                                               73,745
============================================================================================

Principal
  Amount                                              Maturity       Interest
  (000)*                                               Dates          Rates
============================================================================================
Short-Term Debt Securities--6.65%
============================================================================================
United States--6.65%
      $20,430  Federal National Mortgage Association, 05/02/03 to      1.161 to
                 Discount Notes (cost--$20,421,542)   05/27/03         1.191%**   20,420,871
============================================================================================

 Number
of Shares
============================================================================================
Money Market Fund--0.00%
============================================================================================
        1,623  JP Morgan U.S. Government Money
                 Market Fund (cost--$1,623)           05/01/03         0.675@          1,623
============================================================================================
Total Investments (cost $260,502,683)--98.74%                                    303,032,483
---------------------------------------------------------------------------------------------
Other assets in excess of liabilities--1.26%                                       3,863,791
============================================================================================
Net Assets--100%                                                                $306,896,274
============================================================================================

Note: The Portfolio of Investments is listed by the issuer's country of origin.
+     Reflects rate at April 30, 2003 on variable rate instruments.
++    Reflects rate at April 30, 2003 on step coupon rate instruments.
*     In U.S. dollars unless otherwise indicated.
**    Interest rate reflects yield to maturity at date of purchase.
(1) Participation interest was acquired through the financial institution indicated parenthetically.
(2)   Illiquid securities represent 8.54% of net assets.
(3)   Bond interest in default.
(4) Rights do not currently accrue income. Quarterly income, if any, will vary based on several factors including oil exports, prices, and inflation.
@     Interest rate shown reflects the yield at April 30, 2003.
C     Front-Load Interest Reduction with Capitalized Interest Bond
DCB   Debt Conversion Bond
DISC  Discount Bond
EI    Eligible Interest
FLIRB Front-Loaded Interest Reduction Bond
HUF   Hungary Florints
MXN   Mexican Pesos
NMB   New Money Bond
PAR   Par Bond
PDI   Past Due Interest Bond


--------------------------------------------------------------------------------

Global High Income Dollar Fund Inc.

Portfolio of Investments -- April 30, 2003 (unaudited)

Investments By Type of Issuer

                                         Percentage of Net Assets
                                        ==========================
                                                          Other
                                         Long-Term     Investments
==================================================================
Government and other public issuers         82.95%           --
------------------------------------------------------------------
U.S. Agency Obligations                        --          6.65%
------------------------------------------------------------------
Financial Services                           4.50            --
------------------------------------------------------------------
Minerals                                     0.35            --
------------------------------------------------------------------
Oil/Gas                                      4.26            --
------------------------------------------------------------------
Rights                                         --          0.03
------------------------------------------------------------------
                                            92.06%         6.68%
==================================================================


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
10

Global High Income Dollar Fund Inc.

Statement of Assets and Liabilities -- April 30, 2003 (unaudited)

Assets:
Investments in securities, at value (cost--$260,502,683)                          $303,032,483
----------------------------------------------------------------------------------------------
Cash (including foreign currency with a cost and market value of $124,071 and
  $128,431, respectively)                                                              139,571
----------------------------------------------------------------------------------------------
Interest receivable                                                                  4,249,287
----------------------------------------------------------------------------------------------
Other assets                                                                             3,980
==============================================================================================
Total assets                                                                       307,425,321
==============================================================================================
Liabilities:
Payable to investment advisor and administrator                                        307,526
----------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                                 221,521
==============================================================================================
Total liabilities                                                                      529,047
==============================================================================================
Net Assets:
Capital stock--$0.001 par value; 100,000,000 shares authorized;
  19,439,667 shares issued and outstanding                                          268,569,213
----------------------------------------------------------------------------------------------
Distributions in excess of net investment income                                    (5,984,590)
----------------------------------------------------------------------------------------------
Accumulated net realized gain from investment transactions                           1,767,347
----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and other assets and liabilities
  denominated in foreign currencies                                                 42,544,304
==============================================================================================
Net assets                                                                        $306,896,274
==============================================================================================
Net asset value per share                                                               $15.79
==============================================================================================


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

Global High Income Dollar Fund Inc.

Statement of Operations

                                                                     For the
                                                                    Six Months
                                                                      Ended
                                                                  April 30, 2003
                                                                   (unaudited)
===============================================================================
Investment income:
Interest                                                            $12,145,573
===============================================================================
Expenses:
Investment advisory and administration fees                           1,774,143
-------------------------------------------------------------------------------
Custody and accounting fees                                             113,546
-------------------------------------------------------------------------------
Reports and notices to shareholders                                      50,986
-------------------------------------------------------------------------------
Professional fees                                                        32,583
-------------------------------------------------------------------------------
Directors' fees                                                          11,106
-------------------------------------------------------------------------------
Transfer agency fees                                                      9,412
-------------------------------------------------------------------------------
Other expenses                                                           37,461
===============================================================================
                                                                      2,029,237
===============================================================================
Net investment income                                                10,116,336
===============================================================================
Realized and unrealized gains from investment activities:
Net realized gain from:
  Investment transactions                                              3,387,461
-------------------------------------------------------------------------------
  Foreign currency transactions                                          735,161
-------------------------------------------------------------------------------
Net change in unrealized appreciation of:
  Investments                                                         33,389,854
-------------------------------------------------------------------------------
  Other assets and liabilities denominated in foreign currencies          10,136
===============================================================================
Net realized and unrealized gains from investment activities         37,522,612
===============================================================================
Net increase in net assets resulting from operations                $47,638,948
===============================================================================


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
12

Global High Income Dollar Fund Inc.

Statement of Changes in Net Assets

                                                                          For the
                                                                         Six Months
                                                                           Ended              For the
                                                                       April 30, 2003        Year Ended
                                                                        (unaudited)       October 31, 2002
==========================================================================================================
From operations:
Net investment income                                                   $ 10,116,336         $ 20,177,398
---------------------------------------------------------------------------------------------------------
Net realized gain from investment transactions                             3,387,461            5,112,974
---------------------------------------------------------------------------------------------------------
Net realized gain (loss) from foreign currency transactions                  735,161             (126,228)
---------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of:
  Investments                                                             33,389,854            5,277,694
---------------------------------------------------------------------------------------------------------
  Other assets and liabilities denominated in foreign currencies              10,136                1,075
==========================================================================================================
Net increase in net assets resulting from operations                      47,638,948           30,442,913
==========================================================================================================
Dividends and distributions to shareholders from:
Net investment income                                                    (15,711,139)*        (25,458,379)
---------------------------------------------------------------------------------------------------------
Paid-in-capital                                                                   --           (5,221,303)
==========================================================================================================
Total dividends and distributions to shareholders                        (15,711,139)         (30,679,682)
==========================================================================================================
Net increase (decrease) in net assets                                     31,927,809             (236,769)
==========================================================================================================
Net assets:
Beginning of period                                                      274,968,465          275,205,234
==========================================================================================================
End of period                                                           $306,896,274         $274,968,465
==========================================================================================================

* The actual source of the Fund's fiscal year 2003 dividends/distributions may be net investment income, net realized capital gains, return of capital or a combination of the foregoing and may be subject to retroactive recharacterization at the end of the Fund's fiscal year based on tax regulations. Shareholders will be informed of the tax characteristics of dividends/distributions after the close of the 2003 fiscal year.


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

Global High Income Dollar Fund Inc.

Notes to Financial Statements (unaudited)

Organization and Significant Accounting Policies

Global High Income Dollar Fund Inc. (the "Fund") was incorporated in Maryland on February 23, 1993 and is registered with the Securities and Exchange Commission as a closed-end, non-diversified management investment company. The Fund's primary investment objective is to achieve a high level of current income. As a secondary objective the Fund seeks capital appreciation, to the extent consistent with its primary objective.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of Investments--The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available on the valuation date prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc. ("UBS Global AM"), the investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's board of directors (the "Board"). All investments quoted in foreign currencies will be valued weekly in U.S. dollars on the basis of the foreign currency exchange rates. Foreign currency exchange rates are generally determined prior to the close of the New York Stock Exchange ("NYSE"). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the


--------------------------------------------------------------------------------
14

Global High Income Dollar Fund Inc.

Notes to Financial Statements (unaudited)

NYSE, which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities or currency exchange rates occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board.

Repurchase Agreements--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of the counterpart's insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition of retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

Investment Transactions and Investment Income--Investment transactions are recorded on the trade date. Realized gains and losses from investment and foreign exchange transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Foreign Currency Translation--The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (1) market value of investment securities and other assets and liabilities--at the exchange rates prevailing at the end of the Fund's fiscal period; and (2) purchases and sales of investment securities and income and expenses--at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market value of the Fund's portfolio are presented at the foreign exchange rates at the end of the Fund's fiscal period, the Fund does not generally isolate the effect of fluctuations in foreign exchange rates from the effect of the changes in market prices of securities. However,


--------------------------------------------------------------------------------

Global High Income Dollar Fund Inc.

Notes to Financial Statements (unaudited)

the Fund does isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency-denominated securities pursuant to U.S. federal income tax regulations. Certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in or are a reduction of ordinary income in accordance with U.S. federal income tax regulations.

Forward Foreign Currency Contracts--The Fund may enter into forward foreign currency exchange contracts ("forward contracts") in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund may also use forward contracts to enhance income.

The Fund has no specific limitation on the percentage of assets which may be committed to such contracts. The Fund may enter into forward contracts or maintain a net exposure to forward contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the position being hedged by such contracts or (2) the Fund identifies cash or liquid securities in an amount not less than the value of its total assets committed to the consummation of the forward contracts and not covered as provided in (1) above, as marked-to-market daily.

Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Fluctuations in the value of forward contracts are recorded for book purposes as unrealized gains or losses by the Fund. Realized gains and losses include net gains and losses recognized by the Fund on contracts which have matured. There were no forward contracts outstanding at April 30, 2003.

Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized capital gains and/or return of capital is determined in accordance with U.S. federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United


--------------------------------------------------------------------------------
16

Global High Income Dollar Fund Inc.

Notes to Financial Statements (unaudited)

States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Fund invests. The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country or region.

Investment Advisor and Administrator

The Board has approved an investment advisory and administration contract ("Advisory Contract") with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued weekly and paid monthly, at the annual rate of 1.25% of the Fund's average weekly net assets.

Securities Lending

The Fund may lend securities up to 331/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Securities LLC, an indirect wholly owned subsidiary of UBS AG, and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program. During the six months ended April 30, 2003, the Fund did not lend securities.

Capital Stock

There are 100,000,000 shares of $0.001 par value common stock authorized and 19,439,667 shares outstanding at April 30, 2003. For the six months ended April 30, 2003 and for the year ended October 31, 2002, the Fund did not repurchase any shares of common stock.


--------------------------------------------------------------------------------

Global High Income Dollar Fund Inc.

Notes to Financial Statements (unaudited)

For the period September 17, 1998 (commencement of repurchase program) through April 30, 2003, the Fund repurchased 3,297,000 shares of common stock at an average market price per share of $11.68 and a weighted average discount from net asset value of 14.88%. At April 30, 2003, paid-in-capital has been reduced by the cost of $38,698,693 of capital stock repurchased.

Federal Tax Status

For federal income tax purposes, the components of net unrealized appreciation of investments at April 30, 2003 were as follows:

Gross appreciation (investments having an excess of value over cost)       $49,374,898
--------------------------------------------------------------------------------------
Gross depreciation (investments having an excess of cost over value)        (6,845,098)
--------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                 $42,529,800
======================================================================================

For the six months ended April 30, 2003, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $80,519,627 and $78,804,933, respectively.

The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal year ended October 31, 2002 was as follows:

Distribution paid from:
=======================================
Ordinary income             $25,458,379
=======================================
Return of capital             5,221,303
=======================================
                            $30,679,682
=======================================

The tax character of dividends/distributions paid and the components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated for the Fund after the Fund's fiscal year end, at October 31, 2003.

At October 31, 2002, the Fund had a net capital loss carryforward of $2,355,275, which is available as a reduction, to the extent provided in the regulations, of future net realized capital gains, and will expire as follows: $1,792,049 on October 31, 2007 and $563,226 on October 31, 2009. To the extent that such losses are used to offset future net realized capital gains as provided in the regulations, such gains will not be distributed.


--------------------------------------------------------------------------------
18

Global High Income Dollar Fund Inc.

Financial Highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

                                                For the
                                               Six Months
                                                 Ended                        For the Years Ended October 31,
                                             April 30, 2003   ==============================================================
                                              (unaudited)       2002+        2001         2000         1999          1998
============================================================================================================================
Net asset value, beginning of period             $14.14         $14.16       $14.42       $13.66       $13.02        $15.16
----------------------------------------------------------------------------------------------------------------------------
Net investment income                              0.52           1.04         1.24         1.48         1.10          1.28
----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains (losses)
  from investment and foreign currency
  transactions                                     1.94           0.52         0.10         0.71         0.78         (2.12)
============================================================================================================================
Net increase (decrease) from investment
  operations                                       2.46           1.56         1.34         2.19         1.88         (0.84)
============================================================================================================================
Dividends from net investment income              (0.81)(2)      (1.31)       (1.15)       (1.48)       (1.10)        (1.10)
----------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gains from
  investment transactions                            --             --           --           --        (0.30)        (0.11)
----------------------------------------------------------------------------------------------------------------------------
Distributions from paid-in-capital                   --          (0.27)       (0.46)          --           --            --
----------------------------------------------------------------------------------------------------------------------------
Distributions in excess of net investment
  income                                             --             --           --        (0.09)          --         (0.10)
============================================================================================================================
Total dividends and distributions to
  shareholders                                    (0.81)         (1.58)       (1.61)       (1.57)       (1.40)        (1.31)
============================================================================================================================
Net increase in net asset value resulting
  from repurchase of common stock                    --             --         0.01         0.14         0.16          0.01
============================================================================================================================
Net asset value, end of period                   $15.79         $14.14       $14.16       $14.42       $13.66        $13.02
============================================================================================================================
Market value, end of period                      $16.15         $13.87       $12.98       $12.63       $11.50        $11.50
============================================================================================================================
Total investment return(1)                        22.76%        19.38%       15.80%       24.55%       13.23%         (0.70)%
============================================================================================================================
Ratios/Supplemental data:
Net assets, end of period (000's)              $306,896       $274,968     $275,205     $281,955     $284,266      $294,067
----------------------------------------------------------------------------------------------------------------------------
Expenses to average net assets                     1.43%*         1.43%        1.41%        1.39%        1.42%         1.44%
----------------------------------------------------------------------------------------------------------------------------
Net investment income to average net
  assets                                           7.14%*         7.23%        8.46%       10.12%        8.27%         8.55%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              30%            57%          51%          43%          33%           89%
============================================================================================================================

*    Annualized.

(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day of each year reported and a sale at the current market price on the last day of each period reported, and assuming reinvestment of dividends and other distributions at prices obtained under the Fund's Dividend Reinvestment Plan. Total investment return does not reflect brokerage commissions and has not been annualized for a period of less than one year.

(2) The actual sources of the Fund's fiscal year 2003 dividends/distributions may be net investment income, net realized capital gains, return of capital or a combination of the foregoing and may be subject to retroactive recharacterization at the end of the Fund's fiscal year based on tax regulations. Shareholders will be informed of the tax characteristics of dividends/distributions after the close of the 2003 fiscal year.

+ As required, effective as of November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement reporting purposes only. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.02, increase net realized and unrealized gains from investment activities per share by $0.02, and decrease the ratio of net investment income to average net assets from 7.35% to 7.23%. Per share ratios and supplemental data for years prior to November 1, 2001 have not been restated to reflect this change in presentation.


--------------------------------------------------------------------------------

Global High Income Dollar Fund Inc.

General Information (unaudited)

The Fund

Global High Income Dollar Fund Inc. (the "Fund") is a non-diversified, closed-end management investment company whose shares trade on the New York Stock Exchange ("NYSE"). The Fund's primary investment objective is to achieve a high level of current income. As a secondary objective, the Fund seeks capital appreciation, to the extent consistent with its primary objective. The Fund's investment advisor and administrator is UBS Global Asset Management (US) Inc. ("UBS Global AM"), an indirect wholly owned asset management subsidiary of UBS AG, which had over $71.2 billion in assets under management as of April 30, 2003.

Shareholder Information

The Fund's NYSE trading symbol is "GHI." Comparative net asset value and market price information about the Fund is published weekly in The Wall Street Journal, The New York Times and Barron's, as well as in numerous other publications.

An annual meeting of shareholders of the Fund was held on February 20, 2003. At the meeting, Margo N. Alexander, Richard Q. Armstrong, David J. Beaubien, E. Garrett Bewkes, Jr., Richard R. Burt, Meyer Feldberg, George W. Gowen, William
W. Hewitt, Jr., Morton L. Janklow, Frederick V. Malek, Carl W. Schafer and William D. White were elected to serve as directors until the next annual meeting of shareholders, or until their successors are elected and qualified or until they resign or are otherwise removed. The shares were voted as indicated below:

                                                                                     Shares
                                                            Shares                  Withhold
To elect twelve members of its board of directors:         Voted For               Authority
==============================================================================================
Margo N. Alexander                                     18,011,818.4337            190,070.5032
----------------------------------------------------------------------------------------------
Richard Q. Armstrong                                   18,011,333.4337            190,555.5032
----------------------------------------------------------------------------------------------
David J. Beaubien                                      18,011,484.4337            190,404.5032
----------------------------------------------------------------------------------------------
E. Garrett Bewkes, Jr.                                 17,989,344.5509            212,544.3860
----------------------------------------------------------------------------------------------
Richard R. Burt                                        18,012,325.4337            189,563.5032
----------------------------------------------------------------------------------------------
Meyer Feldberg                                         18,015,625.4337            186,263.5032
----------------------------------------------------------------------------------------------
George W. Gowen                                        18,003,234.0899            198,654.8470
----------------------------------------------------------------------------------------------
William W. Hewitt, Jr.                                 18,000,698.2071            201,190.7298
----------------------------------------------------------------------------------------------
Morton L. Janklow                                      17,991,655.3326            210,233.6043
----------------------------------------------------------------------------------------------
Frederic V. Malek                                      18,005,547.4337            196,341.5032
----------------------------------------------------------------------------------------------
Carl W. Schafer                                        18,008,847.4337            193,041.5032
----------------------------------------------------------------------------------------------
William D. White                                       18,009,981.0899            191,907.8470
==============================================================================================

Broker non-votes amounted to 1,237,788.0631 shares.


--------------------------------------------------------------------------------
20

Global High Income Dollar Fund Inc.

General Information (unaudited)

Dividend Reinvestment Plan

The Fund's Board has established a Dividend Reinvestment Plan (the "Plan") under which all shareholders whose shares are registered in their own names, or in the name of UBS Financial Services Inc. or its nominee, will have all dividends and other distributions on their shares of common stock automatically reinvested in additional shares, unless such shareholders elect to receive cash. Shareholders who elect to hold their shares in the name of another broker or nominee should contact such broker or nominee to determine whether, or how, they may participate in the Plan. The ability of such shareholders to participate in the Plan may change if their shares are transferred into the name of another broker or nominee.

A shareholder may elect not to participate in the Plan or may terminate participation in the Plan at any time without penalty, and shareholders who have previously terminated participation in the Plan may rejoin it at any time. Changes in elections must be made in writing to the Fund's transfer agent and should include the shareholder's name and address as they appear on that share certificate or in the transfer agent's records. An election to terminate participation in the Plan, until such election is changed, will be deemed an election by a shareholder to take all subsequent distributions in cash. An election will be effective only for distributions declared and having a record date at least ten days after the date on which the election is received.

Additional shares of common stock acquired under the Plan will be purchased in the open market, on the NYSE or otherwise, at prices that may be higher or lower than the net asset value per share at the time of the purchase. Investors should consider whether continued participation in the dividend reinvestment plan is appropriate for them when the Fund's market price exceeds its net asset value; a portion of a dividend may represent a return of capital, which would be reinvested in the Fund at a premium to net asset value. The number of shares of common stock purchased with each dividend will be equal to the result obtained by dividing the amount of the dividend payable to a particular shareholder by the average price per share (including applicable brokerage commissions) that the transfer agent was able to obtain in the open market. The Fund will not issue any new shares in connection with the Plan. There currently is no charge to participants for reinvesting dividends or other distributions. The transfer agent's fees for handling the reinvestment of distributions are paid by the Fund. However, each participant pays a pro rata share of brokerage commissions incurred with respect to the transfer agent's open market purchases of common stock in connection with the reinvestment of distributions. The automatic reinvestment of dividends and other distributions in shares of common stock does not relieve participants of any income tax that may be payable on such distributions.


--------------------------------------------------------------------------------

Global High Income Dollar Fund Inc.

General Information (unaudited)

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan with respect to any dividend or other distribution if notice of the change is sent to Plan participants at least 30 days before the record date for such distribution. The Plan also may be amended or terminated by the transfer agent by at least 30 days' written notice to all Plan participants. Additional information regarding the Plan may be obtained from, and all correspondence concerning the Plan should be directed to, the transfer agent at PFPC Inc., P.O. Box 43027, Providence, Rhode Island 02940-3027. For further information regarding the Plan, you may also contact the transfer agent directly at 1-800-331-1710.

Distribution Policy

The Fund's Board adopted a managed distribution policy in December 1999, which means that the Fund will make regular monthly distributions at an annualized rate equal to 11% of the Fund's net asset value, as determined as of the last trading day during the first week of that month (usually a Friday, unless the NYSE is closed that Friday). Prior to December 20, 1999, the Fund's distributions varied based on the Fund's net investment income and realized capital gains or losses.

To the extent that the Fund's taxable income in any fiscal year exceeds the aggregate amount distributed based on a fixed percentage of its net asset value, the Fund would distribute that excess near the end of the fiscal year. If the aggregate amount distributed by the Fund (based on a fixed percentage of its net asset value) exceeds its taxable income, the amount of that excess would constitute a return of capital for tax purposes.

Monthly distributions based on a fixed percentage of the Fund's net asset value may require the Fund to make multiple distributions of long-term capital gains during a single fiscal year. The Fund has received exemptive relief from the Securities and Exchange Commission that enables it to do so. The Fund's Board will annually reassess the annualized percentage of net assets at which the Fund's monthly distributions will be made.


--------------------------------------------------------------------------------
22

                      (This page intentionally left blank)

                      (This page intentionally left blank)

Directors

E. Garrett Bewkes, Jr.         George W. Gowen
Chairman
                               William W. Hewitt, Jr.
Margo N. Alexander
                               Morton L. Janklow
Richard Q. Armstrong
                               Frederic V. Malek
David J. Beaubien
                               Carl W. Schafer
Richard R. Burt
                               William D. White
Meyer Feldberg

Principal Officers

Joseph A. Varnas               Stuart Waugh
President                      Vice President

Amy R. Doberman                W. Douglas Beck
Vice President and Secretary   Vice President

Paul H. Schubert
Vice President and Treasurer

Investment Advisor and Administrator

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

The financial information included herein is taken from the records of the Fund without examination by independent auditors who do not express an opinion thereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at market prices.

This report is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for the use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

(C)2003 UBS Global Asset Management (US) Inc. All rights reserved.

[Logo]
USB Global Asset Management
51 West 52nd Street
New York, NY 10019-6114

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.


Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.


Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.


Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Item 6. [ Reserved by SEC for future use. ]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed - End Management Investment Companies.

Form N-CSR disclosure requirement does not apply to this semi-annual report filing.


Item 8. [ Reserved by SEC for future use. ]


Item 9. Controls and Procedures.

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.  Exhibits.

     (a) Form N-CSR disclosure requirement not yet effective with respect to the registrant.

     (b) (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

          (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GLOBAL HIGH INCOME DOLLAR FUND INC.

By:  /s/ Joseph A. Varnas
     --------------------
     Joseph A. Varnas
     President

Date: July 8, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ Joseph A. Varnas
     --------------------
     Joseph A. Varnas
     President

Date: July 8, 2003

By:  /s/ Paul H. Schubert
     --------------------
     Paul H. Schubert
     Treasurer

Date: July 8, 2003